Label	Element	Value
Aptus Enhanced Yield ETF | U.S. Treasury Notes [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	77.50%
Aptus Enhanced Yield ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.20%
Aptus Enhanced Yield ETF | BNP Paribas Issuance B.V., ELN, (linked to S&P 500 Index) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.60%
Aptus Enhanced Yield ETF | UBS AG, ELN, (linked to S&P 500 Index) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
Aptus Enhanced Yield ETF | Citigroup Global Markets Holdings, Inc., ELN, (linked to S&P 500 Index) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.30%
Aptus Enhanced Yield ETF | U.S. Government [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	77.50%
Aptus Enhanced Yield ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	22.50%
Aptus Enhanced Yield ETF | U.S. Treasury Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	77.50%
Aptus Enhanced Yield ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.20%
Aptus Enhanced Yield ETF | Equity-Linked Notes [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.40%
Aptus Enhanced Yield ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%